Disaggregated revenue and geographic information	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Disaggregated revenue and geographic information

Note 13 – Disaggregated revenue and geographic information

Disaggregated revenue by service lines as follows:

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Revenue by service lines recognized at a point in time:
Sales of cargo oil and fresh water, and bunkering facilitation	$275,440,318	$688,210,369	$631,607,903
Vessel chartering services	-	-	1,193,594
Ship management services	899,802	397,173	278,276
Total revenue	$276,340,120	$688,607,542	$633,079,773

Geographic revenue information as follows:

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Revenue by geographic area:
Hong Kong	$30,697,646	$53,718,192	$-
Malaysia	245,507,942	634,482,899	633,022,743
Indonesia	-	-	6,356
Singapore	41,538	405,544	50,674
Vietnam	92,994	907	-
Total revenue	$276,340,120	$688,607,542	$633,079,773

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023